Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Depreciation expense	$ 3,294	$ 18,741